Consolidated Statements Of Changes In Equity - USD ($) $ in Thousands	Common Shares [member]	Contributed Surplus [member]	Deficit [member]	Accumulated other comprehensive income [member] [1]	Total
Beginning Balance, Number of shares at Dec. 31, 2016	12,544,960
Change in accounting policy			$ 292		$ 292
Beginning Balance, Amount at Dec. 31, 2016	$ 365,923	19,255	(371,173)	(3,623)	10,382
Ending Balance, Number of shares at Jan. 01, 2017	12,544,960
Ending Balance, Amount at Jan. 01, 2017	$ 365,923	19,255	(370,881)	(3,623)	10,674	[2]
Beginning Balance, Number of shares at Dec. 31, 2016	12,544,960
Beginning Balance, Amount at Dec. 31, 2016	$ 365,923	19,255	(371,173)	(3,623)	10,382
Net loss			(10,766)		(10,766)	[2]
Other comprehensive loss				1,812	1,812
Total comprehensive income			(10,766)	1,812	(8,954)	[2]
Adjustment for partial shares on share consolidation, Shares	(1)
Adjustment for partial shares on share consolidation, Amount
Issuance of common shares, Shares	2,682,742
Issuance of common shares, Amount	$ 19,725				19,725
Warrants exercised, Shares	200,575
Warrants exercised, Amount	$ 1,966				1,966
Issuance of common shares on exercise of stock options, Shares	4,400
Issuance of common shares on exercise of stock options, Amount	$ 36	(16)			20
Issuance of common shares on vesting of performance share units, Shares	4,203
Issuance of common shares on vesting of performance share units, Amount	$ 96	(96)
Stock-based compensation expense		742			742
Ending Balance, Number of shares at Dec. 31, 2017	15,436,879
Ending Balance, Amount at Dec. 31, 2017	$ 387,746	19,885	(381,647)	(1,811)	24,173	[2]
Net loss			(13,339)		(13,339)
Other comprehensive loss				(870)	(870)
Total comprehensive income			(13,339)	(870)	(14,209)
Issuance of common shares, Shares
Issuance of common shares, Amount
Issuance of common shares on exercise of stock options, Shares	6,400
Issuance of common shares on exercise of stock options, Amount	$ 69	(29)			40
Issuance of common shares on vesting of performance share units, Shares	4,204
Issuance of common shares on vesting of performance share units, Amount	$ 96	(96)
Stock-based compensation expense		957			957
Ending Balance, Number of shares at Dec. 31, 2018	15,447,483
Ending Balance, Amount at Dec. 31, 2018	$ 387,911	$ 20,717	$ (394,986)	$ (2,681)	$ 10,961

[1]	Accumulated other comprehensive loss represents currency translation adjustments of ($2,719) as of December 31, 2018 (2017 - $1,779), and a gain on re-measurement of actuarial liability of $27 as of December 31, 2018 (2017 - loss of $43)
[2]	Restated (Note 5)